Ordinary shares - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 03, 2021	Dec. 31, 2023	Nov. 24, 2023	Nov. 10, 2023	Dec. 31, 2022	Jan. 01, 2021
Ordinary shares
Ordinary shares, shares authorized		999,999,875,000			1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued		3,772,078,667			2,804,138,492	2,372,222,222
Issuance of ordinary shares		$ 65,430
Fair value of the warrant liability	$ 39,877
Proceeds from Issuance of Common Stock		$ 65,430
Residual proceeds of warrants allocated to ordinary shares	$ 118,757
Common stock shares outstanding		3,514,973,327			2,496,001,757	2,328,326,132
ADS
Ordinary shares
Issuance of ordinary shares (in shares)	4,047,620
Class of warrant or right, number of securities called by warrants or rights	674,603
Class A ordinary shares
Ordinary shares
Common stock vote per share		one vote
Issuance of ordinary shares	$ 158,634
Class of warrant or right, number of securities called by warrants or rights	10,119,045
Common stock shares outstanding						2,016,701,688
Class B Ordinary Shares
Ordinary shares
Common stock vote per share		fifteen votes
Class B Ordinary Shares | Chairman and CEO
Ordinary shares
Common stock shares outstanding						311,624,444
Institutional Investors | ADS
Ordinary shares
Issuance of ordinary shares (in shares)	13,492,065
Institutional Investors | Class A ordinary shares
Ordinary shares
Issuance of ordinary shares (in shares)	202,380,975
Class of warrant or right, number of securities called by warrants or rights	60,714,300
At-the-Market Offering Agreements
Ordinary shares
Ordinary shares, shares authorized		999,999,875,000
Ordinary shares, shares issued		3,772,078,667
Proceeds from Issuance of Common Stock		$ 4,188
Common stock shares outstanding		3,514,973,327
At-the-Market Offering Agreements | ADS
Ordinary shares
Issuance of ordinary shares (in shares)		1,532,219
At-the-Market Offering Agreements | Class A ordinary shares
Ordinary shares
Issuance of ordinary shares (in shares)		22,983,285
Common stock shares outstanding		3,203,348,883
At-the-Market Offering Agreements | Class B Ordinary Shares
Ordinary shares
Common stock shares outstanding		311,624,444
At-the-Market Offering Agreements | Series A Convertible Preferred Shares
Ordinary shares
Preferred shares, shares authorized			125,000
At Market Issuance Sales Agreement
Ordinary shares
Proceeds from Issuance of Common Stock		$ 61,242
At Market Issuance Sales Agreement | ADS
Ordinary shares
Issuance of ordinary shares (in shares)		31,347,044
At Market Issuance Sales Agreement | ADS | Maximum
Ordinary shares
Issuance for sale of shares				$ 68,000
At Market Issuance Sales Agreement | Class A ordinary shares
Ordinary shares
Issuance of ordinary shares (in shares)		470,205,660